Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,204,552,686.05
Previously Paid Amount	0
Total Fee Amount	337,517.01
Total Offset Amount	0
Net Fee	$ 337,517.01